Related Party Transactions - Schedule of Related Party Transactions (Details) ¥ in Thousands		12 Months Ended
		Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Related Party Transaction [Line Items]
—Lending to related parties		¥ 113			¥ (2,243)
—Repayment of lending to related parties					24,629
—Collection of consideration from prior year disposal of subsidiaries to a related party	[1]				2,000
—Payment for acquisition of non-controlling interest of one subsidiary from a related party	[2]	(2,800)
—Capital contribution of non-controlling interest from a related party		513
Beijing Baichuan [Member]
Related Party Transaction [Line Items]
Transactions recorded in revenue	[3]	80		34,107	147,921
Yuhuatongxing [Member]
Related Party Transaction [Line Items]
Transactions recorded in revenue	[4]	1,503
Transactions recorded in cost and expenses	[4]	¥ 2,472

[1]	The Group disposed of ChangYou Star to Beijing Shanronghaina Network Technology Co., Ltd. at a consideration of RMB22,000 in March 2022, of which the remaining balance of RMB2,000 was received during the year ended June 30, 2023.
[2]	The Group acquired the 0.88% equity interests of Shenzhen Letsvan from a related party with a total consideration of RMB3,500, of which RMB2,800 was paid during the year ended June 30, 2025 and the remaining RMB700 to be paid in July 2025.
[3]	Beijing Feierlai has been providing marketing services to Beijing Baichuan Insurance Brokerage Co., Ltd. by referring learners to purchase insurance policies and earned commissions for the service, which was recorded as revenues from related parties. Beijing Feierlai ceased to provide the marketing services to Beijing Baichuan since the first quarter of fiscal year 2025.
[4]	The Group sells pop toys and provides e-commerce platform operation services Yuhuatongxing (Beijing) Cultural Development Co., Ltd., which are both recorded as revenues from related parties. Yuhuatongxing (Beijing) Cultural Development Co., Ltd. provides brand and products promotion services to the Group, which is recorded as operating expense.